N-4	Sep. 25, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Sep. 25, 2026
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective October 9, 2026, the following Investment Portfolios are no longer available to receive transfers or purchase payments.•Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares•Invesco - Invesco V.I. Government Money Market Fund - Series I Shares•Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class
JP Morgan Multi-Asset Choice
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective October 9, 2026, the following Investment Portfolios are no longer available to receive transfers or purchase payments.•Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares•Invesco - Invesco V.I. Government Money Market Fund - Series I Shares•Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class